Commitments and Contingent Liabilities - Future Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancelable operating leases	¥ 75,487	¥ 68,673
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancelable operating leases	17,126	16,722
Between 1 and 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancelable operating leases	35,577	32,289
Later than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments under non-cancelable operating leases	¥ 22,784	¥ 19,662